Segment Information - Schedule of Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total assets	$ 31,291	$ 70,672	$ 86,748	$ 62,151	$ 53,184	$ 58,126
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Total assets	6,880	13,779				6,928
Sell-side advertising | Operating Segments
Segment Reporting Information [Line Items]
Total assets	3,807	34,354				25,512
Buy-side advertising | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ 20,604	$ 22,539				$ 25,686